Janus Investment Fund

Janus International Forty Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

The Board of Trustees (the “Trustees”) of Janus Investment Fund (the “Trust”) has approved a plan to liquidate and terminate Janus International Forty Fund (the “Fund”) with such liquidation effective on or about September 15, 2010, or at such other time as may be authorized by the Trustees (“Liquidation Date”). Termination of the Fund is expected to occur as soon as practicable following liquidation.

Effective at market close on June 30, 2010, the Fund will no longer accept investments by new or existing shareholders. The Fund may be required to make a distribution of any income and/or capital gains of the Fund in connection with its liquidation.

Shareholders of the Fund may redeem their shares or exchange their shares for shares of another Janus fund for which they are eligible to purchase at any time prior to the Liquidation Date. Any applicable contingent deferred sales charges (CDSCs) or redemption fees charged by the Fund will be waived for redemptions or exchanges. Exchanges by Class A shareholders into Class A Shares of another Janus fund are not subject to any applicable initial sales charge. For shareholders holding shares through an intermediary, check with your intermediary regarding other Janus funds and share classes offered through your intermediary.

If a shareholder has not redeemed their shares as of the Liquidation Date, the shareholder’s account will be automatically redeemed and proceeds will be sent to the shareholder of record. For shareholders investing directly with the Fund through Janus in a tax-deferred account, the shares will be placed in Janus Money Market Fund.

To prepare for the closing and liquidation of the Fund, the Fund’s portfolio manager may need to increase the portion of the Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, the Fund will likely deviate from its stated investment strategies and policies and not meet its investment objective.

The liquidation of shares held by a shareholder will generally be considered a taxable event. A shareholder should consult their personal tax adviser concerning their particular tax situation.

A shareholder may obtain additional information by calling their plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020 (or 1-800-525-3713 if you hold shares directly with Janus).

Effective as of the Liquidation Date, all references to the Fund within the Prospectus are hereby deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Modular Portfolio Construction® Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

Effective September 15, 2010, Janus Modular Portfolio Construction® Fund will change its name to “Janus Dynamic Allocation Fund” (the “Fund”).

The Prospectus is supplemented to reflect the following:

1.	The first chart reflecting the Fund’s target allocation ranges among the asset categories under the “Define and Allocate Among Asset Categories” section is replaced in its entirety with the following:

Asset Category(1)	Allocation Range

Core	30	%-80%
Alpha	15	%-60%
Alternative	0	%-20%

(1)	As defined by Janus Capital.

2.	The second chart reflecting the Fund’s expected allocation ranges among the traditional asset classes under the “Define and Allocate Among Asset Categories” section is replaced in its entirety with the following:

Asset Class	Allocation Range

Equity	30	%-80%
Fixed Income	20	%-60%
Alternative Strategies(1)	0	%-20%

(1)	Alternative Strategies include, but are not limited to, commodities-related securities, real estate-related securities, and other securities less correlated to the market.

3.	Under the “Performance Information” section, the name of the MPC Allocation Composite Index is changed to “Dynamic Allocation Composite Index.” The composition of this internally-calculated index remains the same.

4.	The first chart reflecting the Fund’s expected average asset allocation ranges among the asset categories under the “Principal Investment Strategies of the Fund” section is replaced in its entirety with the following:

Asset Category(1)	Allocation Range

Core	30	%-80%
Alpha	15	%-60%
Alternative	0	%-20%

(1)	As defined by Janus Capital.

5.	The second chart reflecting the Fund’s expected average asset allocation ranges among the asset classes under the “Principal Investment Strategies of the Fund” section is replaced in its entirety with the following:

Asset Class	Allocation Range

Equity	30	%-80%
Fixed Income	20	%-60%
Alternative Strategies(1)	0	%-20%

(1)	Alternative Strategies include, but are not limited to, commodities-related securities, real estate-related securities, and other securities less correlated to the market.

6.	The third chart currently reflecting the available underlying funds by category and the expected allocations and the paragraph immediately preceding it under “Principal Investment Strategies of the Fund” section are replaced with the following:

The following table shows the list of currently available underlying funds by category as of the date of this Prospectus. These categories may change at any time without notice.

Asset Category – Potential Underlying Funds*

Core

INTECH Risk-Managed Core Fund	Janus High-Yield Fund
INTECH Risk-Managed Growth Fund	Janus International Equity Fund
INTECH Risk-Managed International Fund	Janus Research Core Fund
INTECH Risk-Managed Value Fund	Janus Research Fund
Janus Balanced Fund	Janus Short-Term Bond Fund
Janus Enterprise Fund	Janus Triton Fund
Janus Flexible Bond Fund	Perkins Large Cap Value Fund
Janus Fund	Perkins Mid Cap Value Fund
Janus Global Research Fund	Perkins Small Cap Value Fund
Janus Growth and Income Fund

Alpha

Janus Contrarian Fund	Janus Overseas Fund
Janus Forty Fund	Janus Twenty Fund
Janus Global Life Sciences Fund	Janus Venture Fund
Janus Global Select Fund	Janus Worldwide Fund
Janus Global Technology Fund	Perkins Global Value Fund

Alternative†

Janus Global Real Estate Fund
Janus Long/Short Fund
Unaffiliated funds (including, but not limited to, ETFs)

*	The Fund intends to invest in the most cost effective class of shares of the Janus Investment Fund underlying funds.
†	The Alternative Category may also be comprised of other investments such as ETNs, derivatives, real estate-related securities, or structured products.

7.	References to “MPC process” or “proprietary MPC process” are deleted and replaced with “proprietary process.”

You should consider this information in deciding whether the Fund is an appropriate investment for you.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Orion Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

Applicable for All Share Classes

Effective September 15, 2010, the following changes will be implemented:

Janus Orion Fund will change its name to “Janus Global Select Fund” (the “Fund”) and will change its primary benchmark index from the Russell 3000® Growth Index to the Morgan Stanley Capital International (“MSCI”) All Country World Indexsm. Janus Capital believes that these changes provide a more appropriate representation of the Fund’s revised investment policies that include an increased focus on global investments, including emerging markets. The MSCI All Country World Indexsm is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of global developed and emerging markets. The following supplements corresponding information found in the average annual total return table in each Prospectus:

Average annual total return for periods ended 12/31/09
			Since Inception
			of Fund
	1 year	5 years	(6/30/00)

MSCI All Country World Indexsm	34.63%	3.10%	0.74%
(reflects no deduction for expenses, fees, or taxes)

In addition, the following replaces in its entirety the corresponding information under “Principal Investment Strategies” in the Fund Summary section of the Prospectus:

     Principal Investment Strategies

The Fund pursues its investment objective by normally investing primarily in a core group of 30-50 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in U.S. and foreign debt securities. The Fund may have significant exposure to emerging markets. As of March 31, 2010, the Fund held stocks of 55 companies. Of these holdings, 30 comprised approximately 75.55% of the Fund’s holdings. Please refer to “Availability of Portfolio Holdings Information” in the prospectus to learn how to access the most recent holdings information.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives (by taking long and/or short positions). The Fund may use derivatives for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns. The Fund may also engage in short sales of stocks, structured notes, or other investments.

The first sentence of the “Foreign Exposure Risk” paragraph under “Principal Investment Risks” in the Fund Summary section of the Prospectus is replaced in its entirety as follows:

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets.

The following paragraph is added under “Principal Investment Risks” in the Fund Summary section of the Prospectus:

Emerging Markets Risk. To the extent that the Fund invests a significant amount of its assets in one or more “emerging markets” or “developing countries,” its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Applicable to Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares

Effective for Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of the Fund purchased on or after January 28, 2011, the following changes apply:

The second sentence under “Fees and Expenses of the Fund” in the Fund Summary section of the Prospectus is deleted in its entirety, and the following supplements the “Fees and Expenses of the Fund” table:

Shareholder Fees (fees paid directly from your investment)

Redemption fee on Shares held for 90 days or less (as a percentage of amount redeemed)	2.00%

The following is added as the first bullet under “Fees and Expenses” in the Additional Information About the Funds section of the Prospectus:

•	“Shareholder Fees” are fees paid directly from your investment and may include redemption fees and exchange fees. If you sell Shares of Janus Global Select Fund that you have held for 90 days or less, you may pay a redemption fee.

The following is added as the last bullet under “Exchanges” in the Shareholder’s Guide section (or Shareholder’s Manual section if you hold Shares directly with Janus Capital) of the Prospectus:

•	An exchange of Shares from Janus Global Select Fund held for 90 days or less may be subject to the Fund’s redemption fee. For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to “Redemption Fee.”

The following is added to the “Redemptions” section of the Shareholder’s Guide section (or “Payment of Redemption Proceeds” in the Shareholder’s Manual section if you hold Shares directly with Janus Capital) of the Prospectus:

     REDEMPTION FEE

Redemptions (and exchanges) of Shares from Janus Global Select Fund held for 90 days or less may be subject to the Fund’s redemption fee. The redemption fee is 2.00% of a shareholder’s redemption proceeds. This fee is paid to the Fund rather than Janus Capital, and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund’s asset level and cash flow due to short-term money movements in and out of the Fund.

Certain intermediaries have agreed to charge the Fund’s redemption fee on their customers’ accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund’s. However, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Fund’s.

The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Fund sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

In addition to the circumstances previously noted, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify you at least 60 days prior to the effective date of the change.

You should consider this information in deciding whether the Fund is an appropriate investment for you.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Short-Term Bond Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

The following replaces the corresponding information for Janus Short-Term Bond Fund (the “Fund”) in the Prospectus:

1.	The following replaces the corresponding information found under “Management” in the Fund Summary section of the Prospectus:

Portfolio Managers:  Gibson Smith, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010. Darrell Watters is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2007.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus Short-Term Bond Fund

Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since July 2010. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Janus Short-Term Bond Fund, which he has co-managed since May 2007. Mr. Watters is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

References to Jason Groom as co-portfolio manager of the Fund are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Smart Portfolio – Growth
Janus Smart Portfolio – Moderate
Janus Smart Portfolio – Conservative

Supplement dated July 1, 2010
to Currently Effective Prospectuses

Effective August 2, 2010, the following name changes are effective:

Current Name	New Name

Janus Smart Portfolio – Growth	Janus Growth Allocation Fund
Janus Smart Portfolio – Moderate	Janus Moderate Allocation Fund
Janus Smart Portfolio – Conservative	Janus Conservative Allocation Fund

In addition, all references to “Portfolio” or “Portfolios” in the Prospectus are replaced with “Fund” or “Funds” as applicable.

The following changes are also effective and apply as noted.

1.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

2.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or

Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Venture Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

Effective July 1, 2010, the following replaces the corresponding information for Janus Venture Fund (the “Fund”) in the Prospectus:

1.	The following replaces the corresponding information found under “Management” in the Fund Summary section of the Prospectus:

Portfolio Managers: Chad Meade is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010. Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since July 2010.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus Venture Fund

Co-Portfolio Managers Chad Meade and Brian A. Schaub jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Chad Meade is Executive Vice President and Co-Portfolio Manager of Janus Venture Fund, which he has co-managed since July 2010. He is also Portfolio Manager of other accounts. In addition, Mr. Meade performs duties as a research analyst. Mr. Meade joined Janus Capital in 2001 as an equity research analyst. He holds a Bachelor’s degree (summa cum laude) in Finance from Virginia Tech.

Brian A. Schaub, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Venture Fund, which he has co-managed since July 2010. He is also Portfolio Manager of other Janus accounts. In addition, Mr. Schaub performs duties as a research analyst. Mr. Schaub joined Janus Capital in 2000 as an equity research analyst. He holds a Bachelor’s degree (cum laude) in Economics from Williams College. Mr. Schaub holds the Chartered Financial Analyst designation.

William H. Bales, the former portfolio manager for the Fund, will remain at Janus Capital Management LLC (“Janus Capital”) until July 9, 2010, to assist in transitioning the Fund. Effective July 1, 2010, references to William H. Bales are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Forty Fund
Janus Fund
Janus Global Opportunities Fund
Janus Global Real Estate Fund
Janus Twenty Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

At a joint Special Meeting of Shareholders of Janus Fund, Janus Global Real Estate Fund, and Janus Twenty Fund held on June 10, 2010, and a reconvened Special Meeting of Shareholders of Janus Global Opportunities Fund and Janus Forty Fund, held on June 29, 2010, shareholders of each Fund approved the following changes:

For Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, and Janus Twenty Fund

Shareholders of each of Janus Forty Fund, Janus Fund, Janus Global Opportunities Fund, and Janus Twenty Fund (each, a “Fund” and collectively, the “Funds”) approved a separate amended and restated investment advisory agreement between each Fund and Janus Capital Management LLC (“Janus Capital”) that changes each Fund’s investment advisory fee structure from an annual fixed rate of 0.64% of average daily net assets to an annual rate of 0.64% that adjusts up or down based upon the performance of each Fund’s (with the exception of Janus Twenty Fund) Class A Shares (waiving the upfront sales load) (“Class A Shares”) relative to each Fund’s respective benchmark index as noted below. Because Janus Twenty Fund does not offer Class A Shares, the investment performance of the Fund’s Class T Shares will be used for purposes of calculating Janus Twenty Fund’s performance adjustment.

	Effective Date of	Effective Date of
	Performance Fee	First Adjustment to		Base Fee Rate
Fund Name	Arrangement	Advisory Fee	Benchmark Index	(annual rate)

Janus Forty Fund	July 1, 2010	January 1, 2012	Russell 1000® Growth Index	0.64%
Janus Fund	July 1, 2010	July 1, 2011	Core Growth Index	0.64%
Janus Global Opportunities Fund	July 1, 2010	July 1, 2011	Morgan Stanley Capital International World IndexSM	0.64%
Janus Twenty Fund	July 1, 2010	January 1, 2012	Russell 1000® Growth Index	0.64%

Under the performance-based fee structure, the investment advisory fee to be paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the current contractual fixed-rate advisory fee rate of 0.64% to a Fund’s average daily net assets during the previous month (“Base Fee Rate”), plus or minus (2) a performance-fee adjustment (“Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months for Janus Fund and Janus Global Opportunities Fund or 18 months for Janus Forty Fund and Janus Twenty Fund. Accordingly, only the Fund’s Base Fee Rate applies for the initial period. When the performance-based fee structure has been in effect for at least 12 months (18 months for Janus Forty Fund and Janus Twenty Fund), but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect.

For Janus Global Opportunities Fund only

In addition to the change to the investment advisory fee structure previously noted, shareholders of Janus Global Opportunities Fund also approved an amended and restated investment advisory agreement between the Fund and Janus Capital, allowing Janus Capital to engage a subadviser for the Fund, and a new subadvisory agreement between Janus Capital, the investment adviser to the Fund, and Perkins Investment Management LLC (“Perkins”), that appoints Perkins as subadviser to the Fund. Gregory Kolb, the Fund’s current portfolio manager, remains as the Fund’s portfolio manager. In connection with these approvals, the Fund has changed its name to “Perkins Global Value Fund,” and the following changes apply:

1.	The Fund’s investment objective has changed from “long-term growth of capital” to “capital appreciation.”

2.	The first three paragraphs of the Fund’s “Principal Investment Strategies” section in the Prospectus are replaced in their entirety as follows:

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Fund’s portfolio manager generally looks for companies with:

•	a low price relative to their assets, earnings, cash flow, or business franchise
•	products and services that give them a competitive advantage
•	quality balance sheets and strong management

3.	The Fund is now classified as diversified under the Investment Company Act of 1940, as amended.

For Janus Global Real Estate Fund only

Shareholders of Janus Global Real Estate Fund approved an amended and restated investment advisory agreement that changes the Fund’s benchmark index for purposes of calculating the performance-based investment advisory fee from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA/NAREIT Global Index. Effective July 1, 2010, the FTSE EPRA/NAREIT Global Index becomes the Fund’s benchmark index for purposes of measuring the Fund’s performance and calculating the Performance Adjustment to the investment advisory fee paid by the Fund to Janus Capital. However, because the Fund’s Performance Adjustment is based upon a rolling 36-month performance measurement period, comparisons to the FTSE EPRA/NAREIT Global Index will not be fully implemented until 36 months after July 1, 2010. During this transition period, the Fund’s returns will be compared to a blended index return that reflects a measurement of the Fund’s performance relative to the FTSE EPRA/NAREIT Developed Index, the Fund’s prior benchmark index, for the portion of the performance measurement period prior to July 1, 2010, and a measurement of the Fund’s performance relative to the performance of the FTSE EPRA/NAREIT Global Index for periods following July 1, 2010. For periods through July 1, 2013, the performance measurement period will reflect one less month of Performance Adjustment to the FTSE EPRA/NAREIT Developed Index. At the conclusion of the transition period, the FTSE EPRA/NAREIT Developed Index will be eliminated from the Performance Adjustment calculation, and the calculation will include only the Fund’s performance relative to the FTSE EPRA/NAREIT Global Index.

For all Funds

A discussion regarding the basis for the Board of Trustees’ approval of the amended and restated investment advisory agreements between the Funds and Janus Capital, as well as the subadvisory agreement for Janus Global Opportunities Fund between Janus Capital and Perkins, was included in the Funds’ proxy statement, dated March 26, 2010, and will be made available in each Fund’s next shareholder report.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Prospectuses

1.	For Funds that may be subject to a redemption fee, the following replaces in its entirety the fourth paragraph under “Redemption Fee” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Janus Capital; (viii) reinvested distributions (dividends and capital gains); and (ix) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations. For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction. However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange. When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary. Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries. For shareholders investing through a financial intermediary, contact your financial intermediary or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

2.	The following replaces in its entirety the fourth paragraph under “Excessive Trading Policies and Procedures” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

The Funds monitor for patterns of shareholder frequent trading and may suspend or permanently terminate the exchange privilege of any investor who makes more than one round trip in a Fund over a 90-day period, and may bar future purchases into the Fund and other Janus funds by such investor. The Funds’ excessive trading policies generally do not apply to (i) a money market fund, although money market funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice; (ii) transactions in the Janus funds by a Janus “fund of funds,” which is a fund that primarily invests in other Janus mutual funds; and (iii) identifiable transactions by certain funds of funds and asset allocation programs to realign portfolio investments with existing target allocations.

3.	The following replaces in its entirety the third bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Shares directly with Janus Capital) of the Prospectus:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Statements of Additional Information

The following replaces in its entirety the third bullet point found under “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information:

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order for all funds except those subadvised by INTECH), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag (30-day lag for funds subadvised by INTECH) and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end (for all funds except those subadvised by INTECH) may include the percentage of contribution/detraction to fund performance.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund

Supplement dated July 1, 2010
to Currently Effective Statements of Additional Information

The following replaces in its entirety the third bullet point found under “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Other Information. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to fund performance.

Please check the funds’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Smart Portfolios

Supplement dated July 1, 2010
to Currently Effective Statement of Additional Information

The following replaces in its entirety the third bullet point found under “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information:

•	Other Information. Each portfolio may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to portfolio performance.

Please check the portfolios’ websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Modular Portfolio Construction® Fund

Supplement dated July 1, 2010
to Currently Effective Statement of Additional Information

The following replaces in its entirety the third bullet point found under “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information:

•	Other Information. The Fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors (consisting of security names in alphabetical order), and specific portfolio level performance attribution information and statistics monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top performance contributors/detractors provided at calendar quarter-end may include the percentage of contribution/detraction to Fund performance.

Please check the Fund’s websites for information regarding disclosure of portfolio holdings.

Please retain this Supplement with your records.